Earnings per share (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 27, 2021	Dec. 31, 2020
Schedule of net income (loss) per common share

	Three months ended March 31,
	2021	2020
Numerator:
Net income – basic and diluted	$10,719,999	$—
Less: Income attributable to common stock subject to possible redemption	—	—
Net income available to common shares	$10,719,999	$—

Demoninator:
Weighted average number of shares – basic	19,850,454	6,037,500
Warrants	—	—
Weighted average number of shares – diluted	19,850,454	6,037,500

Basic and diluted income available to common shares	$0.54	$—

			For the period
			from March 13,
			2018 (inception)
	Twelve months ended December 31,		through
	2020	2019	December 31, 2018
Numerator:
Net loss - basic and diluted	$(28,890,395)	$—	$—
Less: Income attributable to common stock subject to possible redemption	(6,913)	—	—
Net loss available to common shares	$(28,897,308)	$—	$—

Demoninator:
Weighted average number of shares - basic	9,654,569	6,037,500	6,037,500
Warrants	—	—	—
Weighted average number of shares - diluted	9,654,569	6,037,500	6,037,500

Basic and diluted loss available to common shares	$(2.99)	$—	$—

Hman Group holdings Inc and subsidiaries
Schedule of net income (loss) per common share

The following is a reconciliation of the basic and diluted earnings per share (“EPS”) computations for both the numerator and denominator (in thousands, except per share data):

	Thirteen weeks ended March 27, 2021
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss	$(8,970)	553	$(16)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(8,970)	553	$(16)

	Thirteen weeks ended March 28, 2020
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss (as restated)	$(14,804)	544	$(27)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(14,804)	544	$(27)